GENERAL (Schedule of carrying value of the net assets sold) (Details) - Discontinued Operations [Member] - Integrated Solutions Division [Member] - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 2,008		$ 2,562
Restricted cash and deposits	371		252
Trade receivables and Unbilled accounts receivable	11,323		11,744
Other accounts receivable and prepaid expenses	3,140		4,191
Inventories	7,120		6,691
Deferred tax assets	2,083		2,118
Operating lease right-of-use assets, net of operating lease liabilities	46
Other long-term assets	42
Property and equipment, net	3,926		4,055
Goodwill and intangible assets, net	302
Trade payables	(4,156)	$ 0	(6,187)
Customer advances	(3,420)		$ (4,043)
Other accounts payable and accrued expenses and deferred revenues	(8,123)
Severance pay, net	(41)
Total net assets sold	$ 14,621